Business Combination - Narrative (Details) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended	5 Months Ended	0 Months Ended	1 Months Ended
	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011	Jan. 08, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants restaurant	Apr. 21, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants	Aug. 06, 2012 South Carolina Franchise Restaurants restaurant	Dec. 31, 2012 South Carolina Franchise Restaurants	Nov. 30, 2011 Houston Franchise Restaurants restaurant	Dec. 26, 2011 Houston Franchise Restaurants	Dec. 31, 2011 Houston Franchise Restaurants restaurant	Dec. 26, 2011 Houston Franchise Restaurants
Business Acquisition [Line Items]
Number of franchise restaurants acquired				2		3		3		3
Total purchase price				$ 1,100,000		$ 5,800,000		$ 2,600,000
Fees Repaid (See Note 2)		(150,000)				200,000
Contributed revenues from acquisition					600,000		1,900,000				200,000
Net franchise agreement, intangible asset write-off									200,000
Bargain purchase gain from acquisition, net	$ 0	$ 0	$ 541,206					$ 697,347	$ 500,000